Note 6 - Property and Equipment - Schedule of Property and Equipment (Details) - CAD ($)	3 Months Ended	9 Months Ended
	Dec. 31, 2019	Sep. 30, 2020	Sep. 30, 2019
Statement Line Items [Line Items]
Balance		$ 35,215
Cost, September 30 2019	$ 35,215	27,171
Computer and office equipment [member]
Statement Line Items [Line Items]
Balance		25,261
Cost, September 30 2019	25,261	23,616
Leasehold improvements [member]
Statement Line Items [Line Items]
Balance		9,954
Cost, September 30 2019	9,954	3,555
Gross carrying amount [member]
Statement Line Items [Line Items]
Balance	118,270	118,008	$ 131,055
Additions			450
Write off			(12,126)
Effect of foreign exchange	(262)	2,657	(1,109)
Cost, September 30 2019	118,008	120,665	118,270
Gross carrying amount [member] | Computer and office equipment [member]
Statement Line Items [Line Items]
Balance	85,090	84,828	97,875
Additions			450
Write off			(12,126)
Effect of foreign exchange	(262)	2,657	(1,109)
Cost, September 30 2019	84,828	87,485	85,090
Gross carrying amount [member] | Leasehold improvements [member]
Statement Line Items [Line Items]
Balance	33,180	33,180	33,180
Additions
Write off
Effect of foreign exchange
Cost, September 30 2019	33,180	33,180	33,180
Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Write off			(12,126)
Effect of foreign exchange	(824)	323	(356)
Accumulated depreciation, Balance	75,818	82,793	77,891
Charge for the period	7,799	10,378	10,409
Accumulated depreciation, Sept. 30, 2019	82,793	93,494	75,818
Accumulated depreciation, amortisation and impairment [member] | Computer and office equipment [member]
Statement Line Items [Line Items]
Write off			(12,126)
Effect of foreign exchange	(824)	323	(356)
Accumulated depreciation, Balance	58,398	59,567	66,278
Charge for the period	1,993	3,979	4,602
Accumulated depreciation, Sept. 30, 2019	59,567	63,869	58,398
Accumulated depreciation, amortisation and impairment [member] | Leasehold improvements [member]
Statement Line Items [Line Items]
Write off
Effect of foreign exchange
Accumulated depreciation, Balance	17,420	23,226	11,613
Charge for the period	5,806	6,399	5,807
Accumulated depreciation, Sept. 30, 2019	$ 23,226	$ 29,625	$ 17,420